Document and Entity Information	Oct. 29, 2024
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 29, 2024
Entity Registrant Name	ECOLAB INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-9328
Entity Tax Identification Number	41-0231510
Entity Address, Address Line One	1 Ecolab Place
Entity Address, City or Town	Saint Paul
Entity Address State Or Province	MN
Entity Address, Postal Zip Code	55102
City Area Code	800
Local Phone Number	232-6522
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000031462
Amendment Flag	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $1.00 par value
Trading Symbol	ECL
Security Exchange Name	NYSE
Euro Notes Due 2025 [Member]
Document Information [Line Items]
Title of 12(b) Security	2.625% Euro Notes due 2025
Trading Symbol	ECL 25
Security Exchange Name	NYSE